U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2196

E-Mail: nkolokithas@jhancock.com

Name: Nicholas J. Kolokithas

Title: Assistant Vice President and Senior Counsel

October 2, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:

John Hancock Municipal Securities Trust (the “Trust”), on behalf of:

John Hancock High Yield Municipal Bond Fund and

John Hancock Tax-Free Bond Fund (the “Funds”)

    File Nos. 33-32246; 811-05968

    CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the form of prospectuses and statement of additional information for the Funds that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information, each dated October 1, 2012, contained in Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 42 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 26, 2012 via EDGAR, accession number 0000950123-12-012190.

Sincerely,

/s/ Nicholas J. Kolokithas
Nicholas J. Kolokithas, Esq. Assistant Secretary of the Trust